INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Schedule of Income Tax

	2026	2025	2024
	US$	US$	US$
Recognized in profit or loss
Current income tax:
Current income tax benefit in respect of the current year	-	-	-
Deferred income tax:
Origination and reversal of temporary differences	-	-	-
Income tax expense reported in profit or loss	-	-	-

Reconciliation between tax expense and accounting loss before income tax
Accounting loss before income tax	(66,767,762)	(35,348,675)	(21,843,646)
Tax benefit at the Australian income tax rate of 30%	(20,030,329)	(10,604,603)	(6,553,094)
Effect of lower income tax rate in the United States	177,763	1,032,615	631,007
Expenditure not allowable for income tax purposes	5,387,521	2,885,033	1,427,582
Income not assessable for income tax purposes	-	(404,224)	-
Exchange differences	-	(639)	(2,369)
Adjustments in respect of deferred tax of previous years	(1,335,225)	(738,316)	583,422
Effect of deferred tax assets not brought to account	15,800,270	7,830,134	3,913,452
Income tax expense reported in profit or loss	-	-	-

Deferred tax assets and liabilities
Deferred tax liabilities:
Right-of-use assets	1,297,345	980,747	414,270
Deferred tax assets used to offset deferred tax liabilities	(1,297,345)	(980,747)	(414,270)
Net deferred tax liabilities	-	-	-
Deferred tax assets:
Accrued expenditures	51,793	117,578	70,662
Provisions	192,887	122,051	75,215
Lease liabilities	1,036,572	1,023,320	383,082
Capital allowances	31,742,587	10,394,779	10,896,126
Tax losses available to offset against future taxable income	5,486,228	9,668,204	1,556,178
Deferred tax assets used to offset deferred tax liabilities	(1,297,345)	(980,747)	(414,270)
Other deferred tax assets not brought to account(1)	(37,212,722)	(20,345,185)	(12,566,993)
Net deferred tax assets	-	-	-
Note:
(1)The benefit of deferred tax assets not brought to account will only be subsequently recognized if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realized; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realizing the benefit.